ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE RETIREMENT 2010 FUND
Unaudited		February 28, 2007
	Percent of
Portfolio of Investments (1) †	Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 63.0%
T. Rowe Price Equity Index 500 Fund	25.7%	21,788,741	824,486
T. Rowe Price Growth Stock Fund	9.9	10,069,804	318,307
T. Rowe Price Value Fund	6.7	7,941,947	215,068
T. Rowe Price International Stock Fund	4.7	8,927,856	149,988
T. Rowe Price International Growth & Income Fund	4.1	7,437,340	132,310
T. Rowe Price Mid-Cap Growth Fund	3.7	2,120,648	117,441
T. Rowe Price Mid-Cap Value Fund	2.8	3,434,657	89,748
T. Rowe Price Small-Cap Stock Fund	1.7	1,518,078	53,042
T. Rowe Price New Horizons Fund *	1.5	1,460,675	48,494
T. Rowe Price Small-Cap Value Fund	1.5	1,115,098	47,224
T. Rowe Price Overseas Stock Fund	0.7	2,289,570	23,148
Total Equity Mutual Funds (Cost $1,778,639)			2,019,256

BOND MUTUAL FUNDS 37.0%
T. Rowe Price New Income Fund	22.1	78,902,893	707,759
T. Rowe Price High Yield Fund	7.9	35,465,143	252,511
T. Rowe Price Short-Term Income Fund	7.0	44,731,923	224,107
Total Bond Mutual Funds (Cost $1,175,564)			1,184,377

Total Investments in Securities
100.0% of Net Assets (Cost $ 2,954,203)			$3,203,633

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/28/07	5/31/06
T. Rowe Price Equity
Index 500 Fund	$ 258,112	$ 745	$ 8,678	$ 824,486	$ 505,582
T. Rowe Price Growth
Stock Fund	78,249	2,341	1,774	318,307	217,969
T. Rowe Price High Yield
Fund	100,704	114	10,430	252,511	144,517
T. Rowe Price
International Growth &
Income Fund	38,080	9,127	1,959	132,310	91,847
T. Rowe Price
International Stock Fund	53,270	11,068	1,673	149,988	98,907
T. Rowe Price Mid-Cap
Growth Fund	40,171	56	145	117,441	77,180
T. Rowe Price Mid-Cap
Value Fund	30,796	39	732	89,748	55,283
T. Rowe Price New
Horizons Fund	36,283	1	-	48,494	11,279
T. Rowe Price New
Income Fund	321,066	303	17,538	707,759	371,459
T. Rowe Price Overseas
Stock Fund	23,255	-	-	23,148	-
T. Rowe Price Short-Term
Bond Fund	29,690	75,093	712	-	45,001
T. Rowe Price Short-Term
Income Fund	223,655	-	4,008	224,107	-
T. Rowe Price Small-Cap
Stock Fund	25,166	40,787	26	53,042	74,347
T. Rowe Price Small-Cap
Value Fund	33,505	1	272	47,224	11,505
T. Rowe Price Summit
Cash Reserves Fund	7,023	133,844	988	-	126,821
T. Rowe Price Value Fund	53,311	6,573	1,974	215,068	153,714
Totals			$ 50,909	$ 3,203,633	$ 1,985,411

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2010 Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2010 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $2,954,203,000. Net unrealized gain aggregated $249,431,000 at period-end, of which $249,538,000 related to appreciated investments and $107,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At February 28, 2007, the fund held approximately 28% of the outstanding shares of the Short-Term Income Fund, and less than 25% of any other underlying Price fund. For the period ended February 28, 2007, realized gain/loss on affiliated companies was $50,502,000.

T. ROWE PRICE RETIREMENT 2020 FUND
Unaudited		February 28, 2007

Portfolio of Investments (1) †	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

EQUITY MUTUAL FUNDS 78.9%
T. Rowe Price Growth Stock Fund	19.3%	27,857,945	880,590
T. Rowe Price Equity Index 500 Fund	18.5	22,300,493	843,851
T. Rowe Price Value Fund	15.1	25,464,230	689,571
T. Rowe Price International Stock Fund	5.8	15,713,030	263,979
T. Rowe Price International Growth & Income Fund	5.1	13,202,860	234,879
T. Rowe Price Mid-Cap Growth Fund	4.8	3,986,535	220,774
T. Rowe Price Mid-Cap Value Fund	3.5	6,211,627	162,310
T. Rowe Price Small-Cap Stock Fund	2.3	2,993,922	104,608
T. Rowe Price Small-Cap Value Fund	1.8	1,919,934	81,309
T. Rowe Price New Horizons Fund *	1.8	2,444,090	81,144
T. Rowe Price Overseas Stock Fund	0.9	3,895,890	39,387
Total Equity Mutual Funds (Cost $3,220,301)			3,602,402

BOND MUTUAL FUNDS 21.1%
T. Rowe Price New Income Fund	12.2	61,818,884	554,516
T. Rowe Price High Yield Fund	7.4	47,608,055	338,969
T. Rowe Price Short-Term Income Fund	1.5	13,927,021	69,774
Total Bond Mutual Funds (Cost $953,839)			963,259

Total Investments in Securities
100.0% of Net Assets (Cost $ 4,174,140)			$4,565,661

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/28/07	5/31/06
T. Rowe Price Equity Index
500 Fund	$ 304,943	$ 90	$ 8,322	$ 843,851	$ 480,588
T. Rowe Price Growth Stock
Fund	323,369	96	4,394	880,590	497,750
T. Rowe Price High Yield
Fund	132,780	2,768	13,486	338,969	199,546
T. Rowe Price International
Growth & Income Fund	79,914	15,279	3,231	234,879	151,200
T. Rowe Price International
Stock Fund	98,990	18,876	2,766	263,979	169,362
T. Rowe Price Mid-Cap
Growth Fund	103,411	67	242	220,774	116,452
T. Rowe Price Mid-Cap
Value Fund	69,405	53	1,192	162,310	86,709
T. Rowe Price New Horizons
Fund	61,643	50	-	81,144	18,145
T. Rowe Price New Income
Fund	226,418	29,418	13,846	554,516	343,965
T. Rowe Price Overseas
Stock Fund	39,572	-	-	39,387	-
T. Rowe Price Short-Term
Bond Fund	6,407	17,355	164	-	10,859
T. Rowe Price Short-Term
Income Fund	69,644	10	1,029	69,774	-
T. Rowe Price Small-Cap
Stock Fund	65,189	67,675	45	104,608	114,256
T. Rowe Price Small-Cap
Value Fund	59,356	50	434	81,309	18,510
T. Rowe Price Summit Cash
Reserves Fund	1,529	34,378	228	-	32,850
T. Rowe Price Value Fund	247,668	56	5,708	689,571	399,122
Totals			$ 55,087	$ 4,565,661	$ 2,639,314

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2020 Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2020 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $4,174,140,000. Net unrealized gain aggregated $391,521,000 at period-end, of which $391,705,000 related to appreciated investments and $184,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At February 28, 2007, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2007, realized gain/loss on affiliated companies was $88,816,000.

T. ROWE PRICE RETIREMENT 2030 FUND
Unaudited		February 28, 2007

Portfolio of Investments (1) †	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

EQUITY MUTUAL FUNDS 89.8%
T. Rowe Price Growth Stock Fund	26.2%	24,839,667	785,182
T. Rowe Price Value Fund	21.3	23,545,303	637,607
T. Rowe Price Equity Index 500 Fund	12.6	9,944,957	376,317
T. Rowe Price International Stock Fund	6.7	11,897,045	199,870
T. Rowe Price International Growth & Income Fund	6.0	10,169,642	180,918
T. Rowe Price Mid-Cap Growth Fund	5.3	2,893,367	160,235
T. Rowe Price Mid-Cap Value Fund	4.1	4,665,474	121,909
T. Rowe Price Small-Cap Stock Fund	2.6	2,195,706	76,718
T. Rowe Price New Horizons Fund *	2.0	1,847,341	61,332
T. Rowe Price Small-Cap Value Fund	2.0	1,430,616	60,586
T. Rowe Price Overseas Stock Fund	1.0	2,989,754	30,226
Total Equity Mutual Funds (Cost $2,411,039)			2,690,900

BOND MUTUAL FUNDS 10.2%
T. Rowe Price New Income Fund	5.3	17,745,416	159,177
T. Rowe Price High Yield Fund	4.9	20,351,171	144,900
Total Bond Mutual Funds (Cost $300,377)			304,077

Total Investments in Securities
100.0% of Net Assets (Cost $ 2,711,416)			$2,994,977

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/28/07	5/31/06
T. Rowe Price Equity Index
500 Fund	$ 134,178	$ 2,219	$ 3,744	$ 376,317	$ 218,405
T. Rowe Price Growth Stock
Fund	285,395	4,713	3,866	785,182	453,040
T. Rowe Price High Yield
Fund	62,334	780	5,329	144,900	79,450
T. Rowe Price International
Growth & Income Fund	50,964	11,844	2,562	180,918	126,762
T. Rowe Price International
Stock Fund	64,278	14,676	2,144	199,870	139,119
T. Rowe Price Mid-Cap
Growth Fund	71,881	1,060	178	160,235	88,882
T. Rowe Price Mid-Cap
Value Fund	51,763	756	898	121,909	66,296
T. Rowe Price New Horizons
Fund	46,232	306	-	61,332	14,334
T. Rowe Price New Income
Fund	86,607	893	3,634	159,177	70,509
T. Rowe Price Overseas
Stock Fund	30,371	-	-	30,226	-
T. Rowe Price Small-Cap
Stock Fund	42,959	51,136	32	76,718	89,111
T. Rowe Price Small-Cap
Value Fund	43,598	296	332	60,586	14,634
T. Rowe Price Value Fund	232,558	3,801	5,223	637,607	370,502
Totals			$ 27,942	$ 2,994,977	$ 1,731,044

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2030 Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2030 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $2,711,416,000. Net unrealized gain aggregated $283,561,000 at period-end, of which $283,705,000 related to appreciated investments and $144,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At February 28, 2007, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2007, realized gain/loss on affiliated companies was $71,173,000.

T. ROWE PRICE RETIREMENT 2040 FUND
Unaudited		February 28, 2007

Portfolio of Investments (1) †	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

EQUITY MUTUAL FUNDS 91.5%
T. Rowe Price Growth Stock Fund	27.3%	12,960,029	409,666
T. Rowe Price Value Fund	22.3	12,380,151	335,254
T. Rowe Price Equity Index 500 Fund	11.8	4,667,758	176,628
T. Rowe Price International Stock Fund	6.6	5,901,521	99,146
T. Rowe Price International Growth & Income
Fund	6.0	5,057,017	89,964
T. Rowe Price Mid-Cap Growth Fund	5.6	1,521,709	84,272
T. Rowe Price Mid-Cap Value Fund	4.1	2,368,614	61,892
T. Rowe Price Small-Cap Stock Fund	2.5	1,070,467	37,402
T. Rowe Price New Horizons Fund*	2.2	986,615	32,756
T. Rowe Price Small-Cap Value Fund	2.1	746,166	31,600
T. Rowe Price Overseas Stock Fund	1.0	1,455,254	14,713
Total Equity Mutual Funds (Cost $1,247,112)			1,373,293

BOND MUTUAL FUNDS 8.5%
T. Rowe Price New Income Fund	4.4	7,260,664	65,128
T. Rowe Price High Yield Fund	4.1	8,693,932	61,901
Total Bond Mutual Funds (Cost $125,451)			127,029

Total Investments in Securities
100.0% of Net Assets (Cost $ 1,372,563)			$1,500,322

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/28/07	5/31/06
T. Rowe Price Equity Index
500 Fund	$ 69,361	$ 1,097	$ 1,718	$ 176,628	$ 96,572
T. Rowe Price Growth
Stock Fund	175,860	2,479	1,975	409,666	211,272
T. Rowe Price High Yield
Fund	33,051	672	2,109	61,901	27,909
T. Rowe Price International
Growth & Income Fund	31,835	8,253	1,233	89,964	59,965
T. Rowe Price International
Stock Fund	36,400	7,134	1,054	99,146	64,603
T. Rowe Price Mid-Cap
Growth Fund	41,799	526	92	84,272	42,819
T. Rowe Price Mid-Cap
Value Fund	27,814	376	471	61,892	32,297
T. Rowe Price New
Horizons Fund	25,499	114	-	32,756	6,812
T. Rowe Price New Income
Fund	39,415	3,118	1,491	65,128	27,582
T. Rowe Price Overseas
Stock Fund	14,784	-	-	14,713	-
T. Rowe Price Small-Cap
Stock Fund	24,013	26,103	17	37,402	40,755
T. Rowe Price Small-Cap
Value Fund	23,391	110	170	31,600	6,949
T. Rowe Price Value Fund	136,729	2,019	2,714	335,254	181,472
Totals			$13,044 $	1,500,322	$799,007

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2040 Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2040 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $1,372,563,000. Net unrealized gain aggregated $127,759,000 at period-end, of which $127,830,000 related to appreciated investments and $71,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At February 28, 2007, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2007, realized gain/loss on affiliated companies was $35,702,000.

T. ROWE PRICE RETIREMENT INCOME FUND
Unaudited		February 28, 2007

Portfolio of Investments (1) †	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

BOND MUTUAL FUNDS 58.5%
T. Rowe Price Short-Term Income Fund	30.1%	59,561,378	298,402
T. Rowe Price New Income Fund	21.4	23,739,330	212,942
T. Rowe Price High Yield Fund	7.0	9,770,271	69,564
Total Bond Mutual Funds (Cost $578,298)			580,908

EQUITY MUTUAL FUNDS 41.5%
T. Rowe Price Equity Index 500 Fund	27.6	7,257,675	274,630
T. Rowe Price International Stock Fund	3.1	1,812,200	30,445
T. Rowe Price International Growth & Income Fund	2.9	1,610,225	28,646
T. Rowe Price Mid-Cap Growth Fund	2.4	439,317	24,329
T. Rowe Price Mid-Cap Value Fund	1.9	710,505	18,565
T. Rowe Price Small-Cap Stock Fund	1.1	302,508	10,570
T. Rowe Price New Horizons Fund *	1.0	308,448	10,241
T. Rowe Price Small-Cap Value Fund	1.0	235,294	9,965
T. Rowe Price Overseas Stock Fund	0.5	496,027	5,015
Total Equity Mutual Funds (Cost $358,712)			412,406

Total Investments in Securities
100.0% of Net Assets (Cost $ 937,010)			$993,314

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/28/07	5/31/06
T. Rowe Price Equity
Index 500 Fund	$ 65,972	$ 3,023	$ 3,109	$ 274,630	$ 189,841
T. Rowe Price High
Yield Fund	23,603	820	2,970	69,564	44,714
T. Rowe Price
International Growth
& Income Fund	6,996	2,184	434	28,646	21,299
T. Rowe Price
International Stock
Fund	7,960	2,694	362	30,445	23,292
T. Rowe Price Mid-Cap
Growth Fund	8,399	264	31	24,329	16,198
T. Rowe Price Mid-Cap
Value Fund	6,392	178	154	18,565	11,619
T. Rowe Price New
Horizons Fund	7,727	83	-	10,241	2,349
T. Rowe Price New
Income Fund	79,130	3,504	5,693	212,942	132,199
T. Rowe Price
Overseas Stock Fund	5,039	-	-	5,015	-
T. Rowe Price Short
Term Bond Fund	59,854	109,461	966	-	49,059
T. Rowe Price Short
Term Income Fund	299,503	1,684	5,670	298,402	-
T. Rowe Price Small
Cap Stock Fund	5,492	8,508	5	10,570	14,795
T. Rowe Price Small
Cap Value Fund	7,121	78	56	9,965	2,388
T. Rowe Price Summit
Cash Reserves Fund	7,873	158,722	1,383	-	150,849
Totals			$ 20,833	$ 993,314	$ 507,753

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement Income Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement Income Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $937,010,000. Net unrealized gain aggregated $56,304,000 at period-end, of which $56,329,000 related to appreciated investments and $25,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At February 28, 2007, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2007, realized gain/loss on affiliated companies was $8,759,000.

T. ROWE PRICE RETIREMENT 2005 FUND
Unaudited		February 28, 2007

Portfolio of Investments (1) †	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

EQUITY MUTUAL FUNDS 53.2%
T. Rowe Price Equity Index 500 Fund	28.9%	5,277,259	199,691
T. Rowe Price Growth Stock Fund	4.7	1,034,472	32,700
T. Rowe Price International Stock Fund	4.0	1,629,487	27,375
T. Rowe Price International Growth & Income Fund	3.5	1,351,608	24,045
T. Rowe Price Mid-Cap Growth Fund	3.2	394,763	21,862
T. Rowe Price Mid-Cap Value Fund	2.4	642,143	16,779
T. Rowe Price Value Fund	1.9	481,139	13,029
T. Rowe Price Small-Cap Stock Fund	1.4	267,971	9,363
T. Rowe Price New Horizons Fund *	1.3	272,157	9,036
T. Rowe Price Small-Cap Value Fund	1.3	207,996	8,809
T. Rowe Price Overseas Stock Fund	0.6	428,108	4,328
Total Equity Mutual Funds (Cost $323,341)			367,017

BOND MUTUAL FUNDS 46.8%
T. Rowe Price New Income Fund	27.8	21,341,829	191,436
T. Rowe Price Short-Term Income Fund	11.5	15,858,316	79,450
T. Rowe Price High Yield Fund	7.5	7,279,597	51,831
Total Bond Mutual Funds (Cost $320,646)			322,717

Total Investments in Securities
100.0% of Net Assets (Cost $ 643,987)			$689,734

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/28/07	5/31/06
T. Rowe Price Equity
Index 500 Fund	$ 56,059	$ 6,893	$ 2,166	$ 199,691	$ 135,646
T. Rowe Price Growth
Stock Fund	6,363	7,038	205	32,700	31,055
T. Rowe Price High
Yield Fund	17,556	1,937	2,239	51,831	34,609
T. Rowe Price New
Horizons Fund	6,458	232	-	9,036	2,594
T. Rowe Price New
Income Fund	72,974	7,046	5,034	191,436	120,855
T. Rowe Price
International Growth
& Income Fund	6,404	2,533	367	24,045	18,128
T. Rowe Price
International Stock Fund	8,668	3,010	308	27,375	20,185
T. Rowe Price Mid-Cap
Growth Fund	6,567	790	28	21,862	16,085
T. Rowe Price Mid-Cap
Value Fund	4,514	517	142	16,779	12,037
T. Rowe Price
Overseas Stock Fund	4,348	-	-	4,328	-
T. Rowe Price Short-
Term Bond Fund	15,852	28,706	248	-	12,746
T. Rowe Price Short-
Term Income Fund	80,217	926	1,449	79,450	-
T. Rowe Price Small-
Cap Stock Fund	4,495	8,726	4	9,363	14,177
T. Rowe Price Small-
Cap Value Fund	5,928	225	53	8,809	2,643
T. Rowe Price Summit
Cash Reserves Fund	1,680	39,683	356	-	38,003
T. Rowe Price Value
Fund	2,829	7,662	162	13,029	17,473
Totals			$ 12,761	$ 689,734	$ 476,236

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Retirement 2005 Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2005 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $643,987,000. Net unrealized gain aggregated $45,747,000 at period-end, of which $45,767,000 related to appreciated investments and $20,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At February 28, 2007, the fund held less than 25% of the outstanding shares of any underlying Price Fund. For the period ended February 28, 2007, realized gain/loss on affiliated companies was $10,031,000.

T. ROWE PRICE RETIREMENT 2015 FUND
Unaudited		February 28, 2007

Portfolio of Investments (1) †	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

EQUITY MUTUAL FUNDS 71.1%
T. Rowe Price Equity Index 500 Fund	22.5%	13,580,548	513,888
T. Rowe Price Growth Stock Fund	14.4	10,393,790	328,548
T. Rowe Price Value Fund	10.5	8,837,970	239,332
T. Rowe Price International Stock Fund	5.3	7,199,469	120,951
T. Rowe Price International Growth & Income Fund	4.7	6,022,910	107,148
T. Rowe Price Mid-Cap Growth Fund	4.3	1,776,743	98,396
T. Rowe Price Mid-Cap Value Fund	3.1	2,692,021	70,342
T. Rowe Price Small-Cap Stock Fund	1.9	1,213,701	42,407
T. Rowe Price Small-Cap Value Fund	1.8	961,071	40,701
T. Rowe Price New Horizons Fund *	1.8	1,223,695	40,627
T. Rowe Price Overseas Stock Fund	0.8	1,819,405	18,394
Total Equity Mutual Funds (Cost $1,468,409)			1,620,734

BOND MUTUAL FUNDS 28.9%
T. Rowe Price New Income Fund	17.3	43,899,340	393,777
T. Rowe Price High Yield Fund	8.1	25,793,259	183,648
T. Rowe Price Short-Term Income Fund	3.5	16,022,154	80,271
Total Bond Mutual Funds (Cost $651,821)			657,696

Total Investments in Securities
100.0% of Net Assets (Cost $ 2,120,230)			$2,278,430

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/28/07	5/31/06
T. Rowe Price Equity
Index 500 Fund	$ 207,197	$ 117	$ 4,848	$ 513,888	$ 272,254
T. Rowe Growth Stock
Fund	115,922	78	1,672	328,548	189,914
T. Rowe Price High
Yield Fund	89,597	47	7,067	183,648	88,904
T. Rowe Price
International Growth & Income Fund	41,591	7,130	1,448	107,148	64,276
T. Rowe Price
International Stock Fund	54,450	8,801	1,254	120,951	68,665
T. Rowe Price Mid-Cap
Growth Fund	45,803	55	108	98,396	52,160
T. Rowe Price Mid-Cap
Value Fund	29,560	42	564	70,342	38,039
T. Rowe Price New
Horizons Fund	31,655	39	-	40,627	8,260
T. Rowe Price New
Income Fund	183,027	12,733	9,327	393,777	214,755
T. Rowe Price
Overseas Stock Fund	18,479	-	-	18,394	-
T. Rowe Price Short-
Term Bond Fund	13,336	26,558	249	-	13,139
T. Rowe Price Short-
Term Income Fund	80,134	23	1,417	80,271	-
T. Rowe Price Small-
Cap Stock Fund	26,945	32,350	21	42,407	48,818
T. Rowe Price Small-
Cap Value Fund	30,578	33	200	40,701	8,429
T. Rowe Price Summit
Cash Reserves Fund	2,910	46,316	333	-	43,406
T. Rowe Price Value
Fund	80,340	53	2,076	239,332	143,360
Totals			$ 30,584	$ 2,278,430	$ 1,254,379

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Retirement 2015 Funds
Unaudited	February 28, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2015 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $2,120,230,000. Net unrealized gain aggregated $158,200,000 at period-end, of which $158,285,000 related to appreciated investments and $85,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At February 28, 2007, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2007, realized gain/loss on affiliated companies was $36,386,000.

T. ROWE PRICE RETIREMENT 2025 FUND
Unaudited		February 28, 2007

Portfolio of Investments (1) †	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

EQUITY MUTUAL FUNDS 85.1%
T. Rowe Price Growth Stock Fund	23.1%	14,932,785	472,025
T. Rowe Price Value Fund	18.4	13,916,707	376,864
T. Rowe Price Equity Index 500 Fund	15.5	8,368,543	316,666
T. Rowe Price International Stock Fund	6.2	7,598,696	127,658
T. Rowe Price International Growth & Income Fund	5.6	6,479,744	115,275
T. Rowe Price Mid-Cap Growth Fund	5.1	1,874,846	103,829
T. Rowe Price Mid-Cap Value Fund	3.8	2,987,985	78,076
T. Rowe Price Small-Cap Stock Fund	2.3	1,340,654	46,842
T. Rowe Price New Horizons Fund *	2.1	1,270,686	42,187
T. Rowe Price Small-Cap Value Fund	2.0	992,153	42,018
T. Rowe Price Overseas Stock Fund	1.0	1,938,313	19,596
Total Equity Mutual Funds (Cost $1,588,505)			1,741,036

BOND MUTUAL FUNDS 14.9%
T. Rowe Price New Income Fund	8.5	19,389,772	173,926
T. Rowe Price High Yield Fund	6.4	18,317,356	130,420
Total Bond Mutual Funds (Cost $300,555)			304,346

Total Investments in Securities
100.0% of Net Assets (Cost $ 1,889,060)			$2,045,382

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/28/07	5/31/06
T. Rowe Price Equity
Index 500 Fund	$ 131,083	$ 1,079	$ 2,854	$ 316,666	$ 166,885
T. Rowe Price Growth
Stock Fund	197,199	1,687	2,238	472,025	246,191
T. Rowe Price High
Yield Fund	57,704	5,683	4,937	130,420	74,721
T. Rowe Price
International Growth & Income Fund	43,712	7,860	1,514	115,275	70,541
T. Rowe Price
International Stock Fund	53,293	9,810	1,243	127,658	77,995
T. Rowe Price Mid-Cap
Growth Fund	51,404	510	106	103,829	52,274
T. Rowe Price Mid-Cap
Value Fund	36,199	326	541	78,076	39,255
T. Rowe Price New
Horizons Fund	31,948	179	-	42,187	9,606
T. Rowe Price New
Income Fund	82,824	20,022	4,060	173,926	106,751
T. Rowe Price
Overseas Stock Fund	19,689	-	-	19,596	-
T. Rowe Price Small-
Cap Stock Fund	29,268	32,961	19	46,842	50,884
T. Rowe Price Small-
Cap Value Fund	30,581	174	206	42,018	9,806
T. Rowe Price Value Fund	152,646	1,417	2,949	376,864	203,636
Totals			$ 20,667	$ 2,045,382	$ 1,108,545

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Retirement 2025 Funds
Unaudited	February 28, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2025 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $1,889,060,000. Net unrealized gain aggregated $156,322,000 at period-end, of which $156,414,000 related to appreciated investments and $92,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At February 28, 2007, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2007, realized gain/loss on affiliated companies was $39,062,000.

T. ROWE PRICE RETIREMENT 2035 FUND
Unaudited		February 28, 2007

Portfolio of Investments (1) †	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

EQUITY MUTUAL FUNDS 91.6%
T. Rowe Price Growth Stock Fund	27.3%	8,294,571	262,191
T. Rowe Price Value Fund	22.3	7,934,985	214,879
T. Rowe Price Equity Index 500 Fund	11.8	3,007,411	113,801
T. Rowe Price International Stock Fund	6.7	3,836,267	64,449
T. Rowe Price International Growth & Income Fund	6.1	3,299,276	58,694
T. Rowe Price Mid-Cap Growth Fund	5.6	975,969	54,049
T. Rowe Price Mid-Cap Value Fund	4.1	1,494,645	39,055
T. Rowe Price Small-Cap Stock Fund	2.6	702,013	24,528
T. Rowe Price New Horizons Fund *	2.1	602,995	20,020
T. Rowe Price Small-Cap Value Fund	2.0	463,046	19,610
T. Rowe Price Overseas Stock Fund	1.0	970,884	9,816
Total Equity Mutual Funds (Cost $807,375)			881,092

BOND MUTUAL FUNDS 8.4%
T. Rowe Price New Income Fund	4.3	4,635,898	41,584
T. Rowe Price High Yield Fund	4.1	5,567,271	39,639
Total Bond Mutual Funds (Cost $80,239)			81,223

Total Investments in Securities
100.0% of Net Assets (Cost $ 887,614)			$962,315

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non- income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/28/07	5/31/06
T. Rowe Price Equity
Index 500 Fund	$ 42,630	$ 344	$ 1,107	$ 113,801	$ 63,800
T. Rowe Price Growth
Stock Fund	107,046	850	1,243	262,191	139,516
T. Rowe Price High
Yield Fund	20,192	119	1,399	39,639	18,563
T. Rowe Price
International Growth
& Income Fund	20,951	6,070	774	58,694	39,860
T. Rowe Price
International Stock Fund	23,501	4,941	665	64,449	42,522
T. Rowe Price Mid-Cap
Growth Fund	25,791	254	57	54,049	28,260
T. Rowe Price Mid-Cap
Value Fund	16,360	184	292	39,055	21,377
T. Rowe Price New
Horizons Fund	14,650	137	-	20,020	5,120
T. Rowe Price New
Income Fund	22,648	121	905	41,584	18,286
T. Rowe Price
Overseas Stock Fund	9,863	-	-	9,816	-
T. Rowe Price Small-
Cap Stock Fund	15,662	17,067	10	24,528	26,187
T. Rowe Price Small-
Cap Value Fund	13,606	133	109	19,610	5,226
T. Rowe Price Value Fund	82,854	658	1,712	214,879	120,098
Totals			$ 8,273	$ 962,315	$ 528,815

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2035 Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2035 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation.

Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $887,614,000. Net unrealized gain aggregated $74,701,000 at period-end, of which $74,748,000 related to appreciated investments and $47,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At February 28, 2007, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2007, realized gain on affiliated companies was $22,228,000.

T. ROWE PRICE RETIREMENT 2045 FUND
Unaudited		February 28, 2007

Portfolio of Investments (1) †	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

EQUITY MUTUAL FUNDS 91.5%
T. Rowe Price Growth Stock Fund	27.3%	2,507,725	79,269
T. Rowe Price Value Fund	22.3	2,395,276	64,864
T. Rowe Price Equity Index 500 Fund	11.8	907,616	34,344
T. Rowe Price International Stock Fund	6.7	1,165,858	19,587
T. Rowe Price International Growth & Income Fund	6.0	979,778	17,430
T. Rowe Price Mid-Cap Growth Fund	5.7	301,613	16,703
T. Rowe Price Mid-Cap Value Fund	3.9	435,600	11,382
T. Rowe Price Small-Cap Stock Fund	2.6	212,396	7,421
T. Rowe Price Small-Cap Value Fund	2.1	145,811	6,175
T. Rowe Price New Horizons Fund *	2.1	182,812	6,070
T. Rowe Price Overseas Stock Fund	1.0	271,994	2,750
Total Equity Mutual Funds (Cost $253,528)			265,995

BOND MUTUAL FUNDS 8.5%
T. Rowe Price New Income Fund	4.4	1,433,471	12,858
T. Rowe Price High Yield Fund	4.1	1,673,050	11,912
Total Bond Mutual Funds (Cost $24,408)			24,770

Total Investments in Securities
100.0% of Net Assets (Cost $ 277,936)			$290,765

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non- Income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/28/07	5/31/06
T. Rowe Price Equity
Index 500 Fund	$ 20,479	$ 104	$ 265	$ 34,344	$ 12,170
T. Rowe Price Growth
Stock Fund	48,037	234	352	79,269	27,626
T. Rowe Price High
Yield Fund	8,618	628	367	11,912	3,645
T. Rowe Price
International Growth
& Income Fund	10,164	1,414	215	17,430	7,602
T. Rowe Price
International Stock Fund	12,122	1,692	181	19,587	8,378
T. Rowe Price Mid-Cap
Growth Fund	11,112	50	16	16,703	5,543
T. Rowe Price Mid-Cap
Value Fund	6,914	35	81	11,382	4,180
T. Rowe Price New
Horizons Fund	4,786	15	-	6,070	1,219
T. Rowe Price New
Income Fund	9,708	643	243	12,858	3,596
T. Rowe Price
Overseas Stock Fund	2,763	-	-	2,750	-
T. Rowe Price Small-
Cap Stock Fund	6,827	4,250	3	7,421	4,726
T. Rowe Price Small-
Cap Value Fund	4,724	14	32	6,175	1,234
T. Rowe Price Value Fund	38,715	193	482	64,864	23,442
Totals			$ 2,237	$ 290,765	$ 103,361

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2045 Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2045 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $277,936,000. Net unrealized gain aggregated $12,829,000 at period-end, of which $12,843,000 related to appreciated investments and $14,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At February 28, 2007, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2007, realized gain/loss on affiliated companies was $5,999,000.

T. ROWE PRICE RETIREMENT 2050 FUND
Unaudited		February 28, 2007

Portfolio of Investments (1) †	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

EQUITY MUTUAL FUNDS 91.6%
T. Rowe Price Growth Stock Fund	27.3%	46,552	1,471
T. Rowe Price Value Fund	22.4	44,677	1,210
T. Rowe Price Equity Index 500 Fund	11.9	16,980	642
T. Rowe Price International Stock Fund	7.2	23,209	390
T. Rowe Price International Growth & Income Fund	6.6	19,868	353
T. Rowe Price Mid-Cap Growth Fund	5.6	5,441	301
T. Rowe Price Mid-Cap Value Fund	4.1	8,403	220
T. Rowe Price Small-Cap Stock Fund	2.5	3,910	137
T. Rowe Price Small-Cap Value Fund	2.0	2,598	110
T. Rowe Price New Horizons Fund *	2.0	3,302	110
Total Equity Mutual Funds (Cost $4,986)			4,944

BOND MUTUAL FUNDS 8.4%
T. Rowe Price New Income Fund	4.3	26,030	234
T. Rowe Price High Yield Fund	4.1	30,901	220
Total Bond Mutual Funds (Cost $451)			454

Total Investments in Securities
100.0% of Net Assets (Cost $ 5,437)			$5,398

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non-income producing

†Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/28/07	5/31/06
T. Rowe Price Equity
Index 500 Fund	$ 668	$ 16	-	$ 642	-
T. Rowe Price Growth
Stock Fund	1,531	36	-	1,471	-
T. Rowe Price
International Growth
& Income Fund	362	9	-	353	-
T. Rowe Price
International Stock
Fund	404	9	-	390	-
T. Rowe Price High
Yield Fund	224	5	1	220	-
T. Rowe Price Mid-Cap
Growth Fund	306	7	-	301	-
T. Rowe Price Mid-Cap
Value Fund	223	5	-	220	-
T. Rowe Price New
Horizons Fund	111	3	-	110	-
T. Rowe Price New
Income Fund	238	6	1	234	-
T. Rowe Price Small-
Cap Stock Fund	139	3	-	137	-
T. Rowe Price Small-
Cap Value Fund	111	3	-	110	-
T. Rowe Price Value
Fund	1,252	30	-	1,210	-
Totals			$ 2	$ 5,398	-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2050 Funds
Unaudited	February 28, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2050 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $5,437,000. Net unrealized loss aggregated $39,000 at period-end, of which $11,000 related to appreciated investments and $50,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At February 28, 2007, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. ROWE PRICE RETIREMENT 2055 FUND
Unaudited		February 28, 2007

Portfolio of Investments (1) †	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

EQUITY MUTUAL FUNDS 91.6%
T. Rowe Price Growth Stock Fund	27.3%	47,217	1,493
T. Rowe Price Value Fund	22.4	45,312	1,227
T. Rowe Price Equity Index 500 Fund	11.9	17,216	651
T. Rowe Price International Stock Fund	7.2	23,558	396
T. Rowe Price International Growth & Income Fund	6.6	20,144	358
T. Rowe Price Mid-Cap Growth Fund	5.6	5,504	305
T. Rowe Price Mid-Cap Value Fund	4.1	8,494	222
T. Rowe Price Small-Cap Stock Fund	2.5	3,952	138
T. Rowe Price Small-Cap Value Fund	2.0	2,622	111
T. Rowe Price New Horizons Fund *	2.0	3,332	111
Total Equity Mutual Funds (Cost $5,081)			5,012

BOND MUTUAL FUNDS 8.4%
T. Rowe Price New Income Fund	4.3	26,568	238
T. Rowe Price High Yield Fund	4.1	31,459	224
Total Bond Mutual Funds (Cost $460)			462

Total Investments in Securities
100.0% of Net Assets (Cost $5,541)			$5,474

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/28/07	5/31/06
T. Rowe Price Equity
Index 500 Fund	$ 723	$ 58	-	$ 651	-
T. Rowe Price Growth
Stock Fund	1,656	133	-	1,493	-
T. Rowe Price High
Yield Fund	242	19	1	224	-
T. Rowe Price
International Growth
& Income Fund	391	31	-	358	-
T. Rowe Price
International Stock
Fund	437	35	-	396	-
T. Rowe Price Mid-Cap
Growth Fund	331	26	-	305	-
T. Rowe Price Mid-Cap
Value Fund	241	19	-	222	-
T. Rowe Price New
Horizons Fund	120	10	-	111	-
T. Rowe Price New
Income Fund	257	20	1	238	-
T. Rowe Price Small-
Cap Stock Fund	150	12	-	138	-
T. Rowe Price Small-
Cap Value Fund	120	10	-	111	-
T. Rowe Price Value
Fund	1,355	109	-	1,227	-
Totals			$ 2	$ 5,474	-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2055 Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2055 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $5,541,000. Net unrealized loss aggregated $67,000 at period-end, of which $3,000 related to appreciated investments and $70,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At February 28, 2007, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2007, realized loss on affiliated companies was $10,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	April 23, 2007